Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,242,550.83
Total Fee Amount	447.80
Total Offset Amount	0.00
Net Fee	$ 447.80
Offering Table N/A
Offset Table N/A	N/A